PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 96.6%
Common Stocks
Aerospace & Defense 2.9%
Airbus SE (France)	54,001	$5,256,535
Automobiles 1.7%
General Motors Co.*	97,959	3,111,178
Banks 10.4%
Bank of America Corp.	146,634	4,564,716
JPMorgan Chase & Co.	45,309	5,102,247
PNC Financial Services Group, Inc. (The)	30,386	4,793,999
Truist Financial Corp.	96,910	4,596,441
		19,057,403
Building Products 2.5%
Johnson Controls International PLC	95,843	4,588,963
Capital Markets 5.7%
Blackstone, Inc.	25,010	2,281,662
Goldman Sachs Group, Inc. (The)	27,632	8,207,257
		10,488,919
Chemicals 2.7%
Linde PLC (United Kingdom)(a)	17,459	5,019,986
Containers & Packaging 2.8%
Crown Holdings, Inc.	55,277	5,094,881
Electric Utilities 2.1%
NextEra Energy, Inc.	50,378	3,902,280
Food & Staples Retailing 3.7%
Walmart, Inc.	56,657	6,888,358
Health Care Equipment & Supplies 4.2%
Abbott Laboratories	70,531	7,663,193
Health Care Providers & Services 1.5%
Laboratory Corp. of America Holdings	11,709	2,744,121
Hotels, Restaurants & Leisure 3.2%
McDonald’s Corp.	23,467	5,793,533

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance 7.8%
Chubb Ltd.	44,519	$8,751,545
MetLife, Inc.	89,093	5,594,150
		14,345,695
Interactive Media & Services 3.9%
Alphabet, Inc. (Class A Stock)*	3,282	7,152,331
Machinery 1.3%
Deere & Co.	7,730	2,314,903
Multi-Utilities 3.3%
Dominion Energy, Inc.(a)	77,122	6,155,107
Oil, Gas & Consumable Fuels 9.1%
ConocoPhillips	186,311	16,732,591
Pharmaceuticals 13.7%
AstraZeneca PLC (United Kingdom), ADR	119,748	7,911,751
Bristol-Myers Squibb Co.	93,351	7,188,027
Eli Lilly & Co.	30,962	10,038,809
		25,138,587
Road & Rail 3.5%
Union Pacific Corp.	30,181	6,437,004
Semiconductors & Semiconductor Equipment 6.5%
Broadcom, Inc.	6,509	3,162,137
Lam Research Corp.	5,432	2,314,847
NXP Semiconductors NV (China)	20,054	2,968,594
QUALCOMM, Inc.	27,671	3,534,693
		11,980,271
Software 4.1%
Microsoft Corp.	29,039	7,458,086

Total Long-Term Investments (cost $143,785,843)		177,323,925

PGIM Jennison Focused Value Fund
Schedule of Investments as of June 30, 2022 (unaudited) (continued)
Description	Shares	Value

Short-Term Investments 7.2%
Affiliated Mutual Fund 3.8%
PGIM Institutional Money Market Fund (cost $6,934,770; includes $6,930,432 of cash collateral for securities on loan)(b)(we)	6,941,182	$6,934,934
Unaffiliated Fund 3.4%
Dreyfus Government Cash Management (Institutional Shares) (cost $6,234,439)	6,234,439	6,234,439

Total Short-Term Investments (cost $13,169,209)		13,169,373

TOTAL INVESTMENTS 103.8% (cost $156,955,052)		190,493,298
Liabilities in excess of other assets (3.8)%		(7,026,401)

Net Assets 100.0%		$183,466,897

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $6,742,880; cash collateral of $6,930,432 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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